Fair value	6 Months Ended
Jun. 30, 2026
Fair value [Abstract]
Fair value	Fair value
This section explains the judgments and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value in the financial statements.
9.1. Financial assets
Financial assets are categorized as either level 1 or level 3 financial assets and remeasured at each reporting date with movements recognized in other comprehensive income. The inputs used in the level 1 fair value calculations are with reference to published price quotations for the associated equity instruments in an active market. The sensitivity analysis below reflects exposure to financial assets measured by reference to published price quotations, which excludes the
Group's restricted cash balance.
Level 3 financial assets are subject to key assumptions and unobservable inputs which include risk adjusted post-tax discount rates and forecasted discounted cashflows. These inputs significantly impact the underlying value of these assets.
Sensitivity of level 1 financial assets
An increase/(decrease) of 10% in the share price of each financial asset while holding all other variables constant will increase/(decrease) other comprehensive income by $224,000 (December 31, 2025: $102,000).
Sensitivity of level 3 financial assets
An increase/(decrease) of 10% in the discounted cashflows of each financial asset while holding all other variables constant will increase/(decrease) other comprehensive income by $274,000 (December 31, 2025: $266,000).
9.2. Financial liabilities
Contingent consideration liabilities are categorized as level 3 financial liabilities and remeasured at each reporting date with movements recognized in profit or loss, except in instances where changes are permitted to be added to/reduce an associated asset. The inputs used in fair value calculations are determined by Management.
The carrying amount of financial liabilities measured at fair value is principally calculated based on inputs other than quoted prices that are observable for these financial liabilities, either directly (i.e. as unquoted prices) or indirectly (i.e.
derived from prices). Where no price information is available from a quoted market source, alternative market mechanisms or recent comparable transactions, fair value is estimated based on Management’s views on relevant future prices, net of valuation allowances to accommodate liquidity, modelling and other risks implicit in such estimates.
Sensitivity of level 3 financial liabilities
The potential effect of using reasonably possible alternative assumptions in valuation models, based on a change in the most significant input, such as sales volumes, by an increase/(decrease) of 10% while holding all other variables constant will increase/(decrease) profit before tax by $239,000 (December 31, 2025: $275,000).
Valuation processes
The finance team of the Group performs the valuation of contingent consideration liabilities required for financial reporting purposes, including level 3 fair values. This team reports directly to the Chief Financial Officer (CFO).
Discussions of valuation processes and results are held between the CFO and Board at least once every six months, in line with the Group’s half-yearly reporting periods.
The main level 3 inputs used by the Group in measuring the fair value of contingent consideration liabilities are derived and evaluated as follows:
•discount rates are determined by an independent third-party using a weighted average cost of capital model to calculate a post-tax rate that reflects current market assessments of the time value of money and the risk specific to the asset.
•regulatory/marketing authorization approval dates and approval for marketing authorization probability risk factors are derived in consultation with the Group’s regulatory team.
•expected sales volumes and net sales price per unit are estimated based on market information on annual incidence rates and information for similar products and expected market penetration.
•contingent consideration cash flows are estimated based on the terms of the sale contract. Changes in fair values are analyzed at the end of each reporting period during the half-yearly valuation discussion between the CFO and
Board. As part of this discussion the CFO presents a report that explains the reason for the fair value movement.